NET (LOSS)/EARNINGS PER SHARE - Basic and diluted net (loss)/earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	May 13, 2024 CNY (¥)	Jan. 25, 2021 CNY (¥)	Jan. 15, 2020 CNY (¥)	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss				¥ (158,932)	$ (22,725)	¥ (92,053)	¥ (229,838)
Net loss attributable to non-controlling interests shareholders						300	9,383
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	¥ 5,940					672,170
Deemed dividend to preferred shareholders due to modifications		¥ (1,323)	¥ (8,971)			(5,940)
Net accretion of convertible redeemable preferred shares						(290,543)	(9,452)
Net (loss)/income attributable to ordinary shareholders - Basic				(158,932)	$ (22,725)	283,934	(229,907)
Dilution effect from deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares						(672,170)
Dilution effect from deemed dividend to convertible redeemable preferred share shareholders due to modifications						5,940
Dilution effect from net accretion on convertible redeemable preferred shares to redemption value						290,543
Net loss attributable to ordinary shareholders-diluted				¥ (158,932)		¥ (91,753)	¥ (229,907)
Denominator:
Weighted average number of ordinary shares - basic | shares				181,828,823	181,828,823	97,788,561	48,781,392
Weighted average number of ordinary shares from assumed conversion of the convertible redeemable preferred shares | shares						70,363,864
Weighted average number of ordinary shares - diluted | shares				181,828,823	181,828,823	168,152,425	48,781,392
Basic | (per share)				¥ (0.87)	$ (0.12)	¥ 2.9	¥ (4.71)
Diluted | (per share)				¥ (0.87)	$ (0.12)	¥ (0.55)	¥ (4.71)